Income Tax Expenses - Effective Income Tax Rate Reconciliation Permanent Differences Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income tax expenses	¥ (92,522)		¥ (713,307)	¥ (753,437)
PRC statutory income tax rate	(23,131)
Tax credits
Effect of preferential tax rates	1,887
Others	(978)
Nontaxable and nondeductible items
Share-based compensation	14,758
Other nontaxable and nondeductible items	(704)
Changes in valuation allowances	1,640
Other reconciling items	1,721
Other jurisdictions tax effects
Total income tax expenses (benefits)	¥ (108)	$ (15)	¥ (3,086)	¥ (3,210)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Tax credits
Effect of preferential tax rates	(2.00%)	(2.00%)
Others	1.00%	1.00%
Nontaxable and nondeductible items
Share-based compensation	(16.00%)	(16.00%)
Other nontaxable and nondeductible items	1.00%	1.00%
Changes in valuation allowance	(2.00%)	(2.00%)	(9.00%)	(10.00%)
Other reconciling items	(2.00%)	(2.00%)
Other jurisdictions tax effects
Permanent differences			(18.00%)	(15.00%)
Tax effect of different tax rate of different jurisdictions			2.00%	0.00%
Tax effect of Super Deduction and others			0.00%	0.00%
Total income tax expenses (benefits)/Effective tax rates	0.00%	0.00%	0.00%	0.00%
France
Nontaxable and nondeductible items
Changes in valuation allowances	¥ 24,148
Other jurisdictions tax effects
Statutory tax rate difference	(8,921)
Others	¥ 165
Nontaxable and nondeductible items
Changes in valuation allowance	(26.00%)	(26.00%)
Other jurisdictions tax effects
Statutory tax rate difference	9.00%	9.00%
Others	(0.00%)	(0.00%)
Cayman Islands
Other jurisdictions tax effects
Statutory tax rate difference	¥ (10,057)
Other jurisdictions tax effects
Statutory tax rate difference	11.00%	11.00%
Hong Kong
Other jurisdictions tax effects
Statutory tax rate difference	¥ 1,886
Others	¥ 1,197
Other jurisdictions tax effects
Statutory tax rate difference	(2.00%)	(2.00%)
Others	(1.00%)	(1.00%)
Singapore
Other jurisdictions tax effects
Statutory tax rate difference	¥ (1,658)
Nontaxable capital transactions	(4,284)
Others	¥ 761
Other jurisdictions tax effects
Statutory tax rate difference	2.00%	2.00%
Nontaxable capital transactions	5.00%	5.00%
Others	(1.00%)	(1.00%)
United States
Nontaxable and nondeductible items
Changes in valuation allowances	¥ 3,247
Other jurisdictions tax effects
Others	¥ 637
Nontaxable and nondeductible items
Changes in valuation allowance	(4.00%)	(4.00%)
Other jurisdictions tax effects
Others	(1.00%)	(1.00%)
Japan
Nontaxable and nondeductible items
Changes in valuation allowances	¥ (1,647)
Other jurisdictions tax effects
Others	¥ 383
Nontaxable and nondeductible items
Changes in valuation allowance	2.00%	2.00%
Other jurisdictions tax effects
Others	(0.00%)	(0.00%)
Other
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income tax expenses	¥ (28,855)
Other jurisdictions tax effects
Others	(1,158)
Total income tax expenses (benefits)	¥ (2,515)
Other jurisdictions tax effects
Others	1.00%	1.00%